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July 18, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: USAA Mutual Funds Trust (“Registrant”)

       1933 Act File No. 033-65572
       1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(e) of the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplements filed with the Securities and Exchange Commission on July 1, 2019, under Rule 497(e) (Accession No. 0001683863-19-001506) to the prospectuses of the following series of the Registrant:

•Aggressive Growth Fund

•California Bond Fund

•Capital Growth Fund

•Cornerstone Aggressive Fund

•Cornerstone Conservative Fund

•Cornerstone Equity Fund

•Cornerstone Moderate Fund

•Cornerstone Moderately Aggressive Fund

•Cornerstone Moderately Conservative Fund

•Emerging Markets Fund

•Global Equity Income Fund

•Global Managed Volatility Fund

•Government Securities Fund

•Growth & Income Fund

•Growth Fund

•Growth and Tax Strategy Fund

•High Income Fund

•Income Fund

•Income Stock Fund

•Intermediate-Term Bond Fund

•International Fund

•Managed Allocation Fund

•Money Market Fund

•New York Bond Fund

•Precious Metals and Minerals Fund

•Science & Technology Fund

•Short-Term Bond Fund

•Small Cap Stock Fund

•Target Managed Allocation Fund

•Target Retirement 2020 Fund

•Target Retirement 2030 Fund

•Target Retirement 2040 Fund

•Target Retirement 2050 Fund

•Target Retirement 2060 Fund

•Target Retirement Income Fund

•Tax Exempt Intermediate-Term Fund

•Tax Exempt Long-Term Fund

•Tax Exempt Money Market Fund

•Tax Exempt Short-Term Fund

•Treasury Money Market Trust

•Ultra Short-Term Bond Fund

•Value Fund

•Virginia Bond Fund

•World Growth Fund

The purpose of this filing is to resubmit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).

If you have any questions with respect to the enclosed, please contact me at (216) 898-2526.

Sincerely,

/s/ Erin G. Wagner

Erin Wagner

Secretary

USAA Mutual Funds Trust

EXHIBIT INDEX

101. INS XBRL Instance Document

101.SCH XBRL Taxonomy Extension Schema

101.DEFXBRL Taxonomy Extension Definition Linkbase

101.LAB XBRL Taxonomy Extension Label Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase

101.CAL XBRL Taxonomy Extension Calculation Linkbase